Consolidated statement of comprehensive (loss)/income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
(Loss)/profit after tax for the year	$ 344,855	$ 1,470,611	$ (3,315,623)
Items that may be subsequently reclassified to the consolidated statement of operations (net of tax):
Exchange gain/(loss) on translation of foreign operations	(12,194)	(20,017)	23,903
Loss on cash flow hedges recognized in equity	(60,463)	(12,825)	(4,227)
Loss/(gain) on cash flow hedges reclassified and reported in net (loss)/profit	74,975	(11,951)	17,612
Hedge discontinuation gains transferred to statement of operations	(23,223)	(0)	(0)
Gain/(loss) on cash flow hedges recognized in equity - time value	(0)	(2,552)	2,552
Items that will not be subsequently reclassified to the consolidated statement of operations (net of tax):
Remeasurement loss on severance plan	(168)	(77)	(24)
Other comprehensive income/(loss), net of tax	(21,073)	(47,422)	39,816
Total comprehensive (loss)/income for the year, net of tax	323,782	1,423,189	(3,275,807)
Total comprehensive (loss)/income attributable to:
Equity holders of the parent	338,395	1,421,809	(3,293,687)
Non-controlling interests	(14,613)	1,380	17,880
Total comprehensive (loss)/income for the year, net of tax	$ 323,782	$ 1,423,189	$ (3,275,807)